FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Exchange rate risk (Details) R$ in Thousands, $ in Thousands	Mar. 31, 2022 BRL (R$)	Mar. 31, 2022 USD ($)
Risk of exchange rate appreciation: | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Financial Liabilities	R$ (6,700,501)	$ (1,414,264)
USD
Foreign exchange rates
Assumed foreign exchange rate	4.74	4.74
USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (5,576,610)	$ (1,177,046)
USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets	688,883	145,401
USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 435,008	$ 91,817
EURO
Foreign exchange rates
Assumed foreign exchange rate	5.26	5.26
EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (241,238)	$ (45,897)
EURO | Risk of exchange rate appreciation: | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Financial Liabilities	(241,238)	$ (45,897)
Scenario I - Likely | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	(1,091,201)
Scenario I - Likely | Risk of exchange rate appreciation: | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (1,247,663)
Scenario I - Likely | USD
Foreign exchange rates
Assumed foreign exchange rate	5.62	5.62
Scenario I - Likely | USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (1,038,388)
Scenario I - Likely | USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	128,271
Scenario I - Likely | USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ 81,004
Scenario I - Likely | EURO
Foreign exchange rates
Assumed foreign exchange rate	6.41	6.41
Scenario I - Likely | EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (52,813)
Scenario I - Likely | EURO | Risk of exchange rate appreciation: | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Financial Liabilities	(52,813)
Scenario (25%) | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	(2,818,465)
Scenario (25%) | Risk of exchange rate appreciation: | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (3,234,704)
Scenario (25%) | USD
Foreign exchange rates
Assumed foreign exchange rate	7.03	7.03
Scenario (25%) | USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (2,692,139)
Scenario (25%) | USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	332,559
Scenario (25%) | USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ 210,006
Scenario (25%) | EURO
Foreign exchange rates
Assumed foreign exchange rate	8.01	8.01
Scenario (25%) | EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (126,326)
Scenario (25%) | EURO | Risk of exchange rate appreciation: | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Financial Liabilities	(126,326)
Scenario (50%) | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	(4,545,728)
Scenario (50%) | Risk of exchange rate appreciation: | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (5,221,745)
Scenario (50%) | USD
Foreign exchange rates
Assumed foreign exchange rate	8.43	8.43
Scenario (50%) | USD | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (4,345,889)
Scenario (50%) | USD | Risk of exchange rate appreciation: | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	536,847
Scenario (50%) | USD | Risk of exchange rate appreciation: | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ 339,009
Scenario (50%) | EURO
Foreign exchange rates
Assumed foreign exchange rate	9.61	9.61
Scenario (50%) | EURO | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (199,839)
Scenario (50%) | EURO | Risk of exchange rate appreciation: | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Financial Liabilities	R$ (199,839)